VIA EDGAR

August 1, 2008

Securities and Exchange Commission

Document Control

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Old Mutual Funds III

File No. 333-147771

ICA No. 811-22149

Post-Effective Amendment No. 2 under the Securities Act of 1933 Amendment No. 3 under the Investment Company Act of 1940

Ladies and Gentlemen:

Filed herewith is Post-Effective Amendment No. 2 (the “Amendment”) under the Securities Act of 1933 to the registration statement on Form N-1A of Old Mutual Funds III (Amendment No. 3 under the Investment Company Act of 1940). The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 1 (“PEA No. 1”) to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 2, 2008, to August 22, 2008. This amendment does not contain disclosures that would render it ineligible to become effective under paragraph 485(b) of the Securities Act of 1933.

We anticipate making a subsequent post effective amendment filing to the registration statement on Form N-1A which will: (1) incorporate comments from the Staff on PEA No. 1; and (2) make any other changes Old Mutual Funds III deems necessary.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Associate Counsel

OLD MUTUAL CAPITAL, INC.

Encls.